Share Based Payments - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	Dec. 31, 2017 year	Dec. 31, 2017 shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2014 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		6,148,667			8,674,227	8,561,394	5,446,394
Weighted Average Remaining Contractual Life (years) | year	7.09
Weighted Average Exercise Price (cad per share)			$ 1.39		$ 1.83	$ 2.17	$ 3.19
Number Exercisable (options)		5,453,501		5,453,501	6,729,643	6,476,394
Weighted Average Exercise Price (cad per share)			1.51		$ 2.27	$ 2.73
$0.26 - $0.42
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		3,437,000
Weighted Average Remaining Contractual Life (years) | year	8.46
Weighted Average Exercise Price (cad per share)			0.35
Number Exercisable (options)				2,921,834
Weighted Average Exercise Price (cad per share)			0.35
$0.26 - $0.42 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			0.26
$0.26 - $0.42 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			0.42
$0.51 - $0.80
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		538,000
Weighted Average Remaining Contractual Life (years) | year	8.22
Weighted Average Exercise Price (cad per share)			0.64
Number Exercisable (options)				358,000
Weighted Average Exercise Price (cad per share)			0.70
$0.51 - $0.80 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			0.51
$0.51 - $0.80 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			0.8
$1.45 - $2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		1,002,667
Weighted Average Remaining Contractual Life (years) | year	5.62
Weighted Average Exercise Price (cad per share)			1.77
Number Exercisable (options)				1,002,667
Weighted Average Exercise Price (cad per share)			1.77
$1.45 - $2.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			1.45
$1.45 - $2.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			2.00
$2.13 - $3.89
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		545,500
Weighted Average Remaining Contractual Life (years) | year	3.74
Weighted Average Exercise Price (cad per share)			3.42
Number Exercisable (options)				545,500
Weighted Average Exercise Price (cad per share)			3.42
$2.13 - $3.89 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			2.13
$2.13 - $3.89 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			3.89
$4.01 - $6.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		625,500
Weighted Average Remaining Contractual Life (years) | year	3.94
Weighted Average Exercise Price (cad per share)			5.34
Number Exercisable (options)				625,500
Weighted Average Exercise Price (cad per share)			5.34
$4.01 - $6.72 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			4.01
$4.01 - $6.72 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price			$ 6.72